LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
SCHEDULE OF ORIGINAL LEASE TERMS AND REMAINING LEASE TERMS	Original lease terms and remaining lease terms of the corporate offices operating leases were as follows:

Office Location	Original Lease Term	Remaining Term as of December 31, 2024
	(in years)	(in years)
Costa Rica	2.9	1.2
Colombia	4.8	2.1
Weighted average	3.9	1.7

SCHEDULE OF RIGHT-OF-USE ASSETS, INCLUDED IN OTHER NON-CURRENT ASSETS
As of December 31, 2024 and 2023, the Company’s office right-of-use assets, included in other non-current assets, were as follows:

Total

Gross assets:
Balance as of January 1, 2023	$457,725
Additions	115,100
Retirements	(339,721)
Foreign currency translation effect	30,509
Balance as of December 31, 2023	$263,613
Additions	—
Retirements	—
Foreign currency translation effect	(19,775)
Balance as of December 31, 2024	$243,838
Accumulated depreciation:
Balance as of January 1, 2022	$327,323
Additions to accumulated depreciation	60,666
Retirements	(311,951)
Foreign currency translation effect	8,115
Balance as of December 31, 2023	$84,153
Additions to accumulated depreciation	66,892
Retirements	—
Foreign currency translation effect	(9,716)
Balance as of December 31, 2024	$141,329
Net book value as of December 31, 2023	$179,460
Net book value as of December 31, 2024	$102,509

SCHEDULE OF LEASE COMMITMENT FUTURE MINIMUM RENTAL PAYMENTS
Lease commitment for land and office leases - The following table summarizes the fixed, future minimum rental payments, excluding variable costs, for which the leases had commenced by December 31, 2024 with amounts discounted at lease commencement by our incremental borrowing rates to calculate the lease liabilities of the Company’s leases:

As of December 31, 2024
2025	$489,941
2026	812,762
2027	1,059,481
2028	1,329,874
2029	1,343,173
Thereafter	31,772,840
Total undiscounted rental payments	$36,808,071
Less: imputed interest	(23,377,974)
Total lease liability	$13,430,097